S-K 1602(a)(3) Forepart, Sponsor Compensation	Jul. 22, 2026 USD ($) $ / shares shares
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	629,998
Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	4,829,998
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 0.005
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 24,496
NorthStrive Sponsor I LLC [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	231,750
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 10,000
NorthStrive Sponsor I LLC [Member] | Over-Allotment Option [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	246,750
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,467,500
NorthStrive Sponsor I LLC [Member] | Private Units [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	231,750
Price Paid or to be Paid for Securities, Per Share (in Dollars per share) | $ / shares	$ 10
Price Paid or to be Paid for Securities, Total Amount (in Dollars) | $	$ 2,317,500
NorthStrive Sponsor I LLC [Member] | Class B Ordinary Shares [Member]
SPAC Offering Forepart, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	2,496,320